Risks arising from Financial instruments - Summary of Hedging Reserve and Hedging Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	$ 181	$ 145
Change in fair value of hedging instrument recognized in OCI	573	(434)
Reclassified to profit or loss / cost of inventory	(264)	470
As per 31 December	490	181
Commodity Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	(304)	(476)
Change in fair value of hedging instrument recognized in OCI	54	(197)
Reclassified to profit or loss / cost of inventory	9	368
As per 31 December	(241)	(304)
Foreign currency futures contract & others [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	486	621
Change in fair value of hedging instrument recognized in OCI	519	(237)
Reclassified to profit or loss / cost of inventory	(273)	102
As per 31 December	$ 731	$ 486